UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04014

Meridian Fund, Inc.®

(Exact name of registrant as specified in charter)

60 E. Sir Francis Drake Boulevard
Suite 306
Larkspur, CA 94939

(Address of principal executive offices) (Zip code)

Gregg B. Keeling
60 E. Sir Francis Drake Boulevard
Suite 306
Larkspur, CA 94939

(Name and address of agent for service)

registrant’s telephone number, including area code: 415-461-8770

Date of fiscal year end: June 30

Date of reporting period: December 31, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

MERIDIAN FUND, INC.

January 3, 2012

To Our Shareholders:

The broader stock market indices posted strong fourth quarter results but ended 2011 relatively flat. The S&P 500 index finished essentially unchanged for the year, the NASDAQ down 1.8% and the Russell 2000, which includes smaller companies, dropped 5.5%. Concerns over Europe, U.S. growth and government debt levels were mainly offset by continued corporate earnings growth and low interest rates. The year’s best performing sectors included consumer nondurables, health care and utility stocks. Basic material, financial and industrial companies were among the worst performing groups. The yield on the ten-year Treasury bond declined significantly from 3.30% to 1.87% during 2011. This drop, in our opinion, was due to sluggish economic growth and a flight to safety by investors.

We begin 2012 with the economy growing at a modest pace, historically low interest rates and moderate inflation. GDP grew at a revised 1.8% during the third quarter and is expected to have accelerated somewhat during the quarter just ended. Manufacturing and consumer spending are growing, while construction and employment have recently improved from depressed levels. There remains, however, considerable uncertainty. The viability of the European Union in its current form is questionable and a number of the members will likely experience negative growth in 2012. The U.S. Government, it appears, will not deal with long term deficit reduction, entitlement reform, tax policy, health care or other measures to promote economic growth until 2013, if then. We believe the economy will continue to expand this year, but at a subpar pace compared to other recoveries since World War II.

Long-term investment results, history clearly shows, are improved by buying good companies or mutual funds consistently over an extended period of time. We welcome those new shareholders who joined the Meridian Funds during the quarter and appreciate the continued confidence of our existing shareholders.

We wish you a happy, healthy and prosperous New Year.

Richard F. Aster, Jr.

We are deeply saddened to announce that on February 16, 2012,

prior to the issuance of this Semi-Annual report,

Richard F. Aster, Jr. passed away.

Please see the subsequent event footnote in this report to shareholders.

Meridian Equity Income Fund® (MEIFX)

The Meridian Equity Income Fund’s net asset value per share at December 31, 2011 was $10.22. This represents an increase of 5.6% year to date. The Fund’s total return and average annual compound rate of return since inception January 31, 2005 were 32.8% and 4.2%, respectively. On December 15, 2011, the Equity Income Fund paid an income dividend of $0.21 per share. At the close of the quarter, total net assets were $32,867,976 and were invested 5.3% in cash and other assets net of liabilities and 94.7% in stocks. At the close of the quarter there were 516 shareholders in the Equity Income Fund.

Our basic strategy remains unchanged. The Fund continues to seek to invest in companies with above-average dividend yields, along with strong financial returns and that have, in our opinion, the ability to grow dividends. The severe downturn in the economy and corporate profits resulted in dividend cuts for companies which previously were considered safe. Dividends for good companies, however, have stabilized and are beginning to grow again as the economy improves. The Fund is diversified with 60 holdings representing 59 different industry groups. At the end of the December 2011 quarter, the portfolio’s average holding had a five-year average return on equity of 18.8% and an average dividend yield of 3.7%, both measures substantially higher than the average S&P 500 stock. The yield compares favorably also to the 1.9% yield on the ten-year Treasury bond. The average holding has a market capitalization of $38.8 billion, a debt to capital ratio of 39.4% and earnings per share that are projected to increase 9.05% annually during the next several years. We believe these financial characteristics will lead to positive long-term returns for the Fund.

During the quarter we purchased shares of Allstate, Emerson Electric, KLA-Tencor and Walgreen. We sold our positions in Avon, Chubb, Hubbell and VF Corp.

Kimberly-Clark is a leading manufacturer of products for the household, personal use and health care markets. Product categories include diapers, paper towels, napkins, Kleenex, surgical drapes and gowns and exam gloves among others. The company has leading brands in all its sectors and the business is recession resistant. The shares yield 3.85% with a history of dividend growth supported by strong cash flow. Earnings and dividends are expected to grow in the high single digits. The balance sheet is strong and Kimbery’s return on capital is among the highest in the industry. These characteristics, in our opinion, should result in positive investment returns for investors.

Meridian Growth Fund® (MERDX)

The Meridian Growth Fund’s net asset value per share at December 31, 2011 was $41.63. This represents an increase of 1.1% year to date. The Fund’s total return and average annual compound rate of return since inception August 1, 1984 were 2,392.3% and 12.5%, respectively. On December 15, 2011, the Growth Fund paid an income dividend of $0.07 per share, a short term capital gain of $0.02 and a long term capital gain distribution of $3.25 per share. At the close of the quarter, total net assets were $2,450,027,270 and were invested 5.4% in cash, cash equivalents and other assets net of liabilities and 94.6% in stocks. At the close of the quarter there were 96,879 shareholders in the Growth Fund.

There are some positives for investors. First, it isn’t difficult to find small and mid-sized growth stocks that sell at reasonable valuations at this point. Second, companies have reduced their cost structures, improved their balance sheets and have significant earnings leverage in a reasonable growth environment. Finally, most investors remain cautious with regards to investing in stocks, which resulted in significant withdrawals from U.S. stock funds during this past year. This historically has been a positive indicator. Our portfolio remains diversified in small and mid-sized growth companies which are, for the most part, market leaders, have strong returns on capital, solid growth prospects and sell at reasonable valuations. We hold fifty-four positions. Our heaviest areas of concentration remain the technology and consumer sectors.

We purchased shares in LPL Investment Holdings and sold our position in BMC Software during the quarter ended December 31, 2011.

SBA Communications is the third largest wireless communication tower operator in the US. The tower industry has an attractive business model with recurring revenue from inflation adjusted contracts, high renewal rates and low maintenance expenditure. The industry will benefit from the continued build out of next generation or 4G wireless infrastructure by wireless carriers over the next few years to support the explosion in mobile data usage, driven by the proliferation of smartphones and tablets. The company is expected to generate double-digit top line growth over the next few years with strong operating margin leverage, given the low variable cost structure of the business. SBA Communications has an experienced management team with a strong track record. The stock sells at a reasonable valuation given the company’s strong cash earnings growth and stable revenue profile.

Meridian Value Fund® (MVALX)

The Meridian Value Fund’s net asset value per share at December 31, 2011 was $28.08. This represents a decrease of 2.4% year to date. The Fund’s total return and average annual compound rate of return since June 30, 1995 were 691.1% and 13.4%, respectively. The comparable period returns for the S&P 500 with dividends were 210.5% and 7.1%, respectively. On December 15, 2011, the Value Fund paid an income dividend of $0.13 per share. At the close of the quarter, total net assets were $721,035,953 and were invested 5.0% in cash, cash equivalents and other assets net of liabilities and 95.0% in stocks. At the close of the quarter there were 35,908 shareholders in the Value Fund.

Our investment strategy remains unchanged. We continue to seek out-of-favor companies typically having experienced an extended period of declining earnings. In recent years most earnings problems have been related to poor economic conditions. With some stability in the economy, albeit tenuous, we now see more companies that meet our strategy for company-specific reasons. These investments are the traditional strength and point of differentiation of the Meridian Value Fund. We seek to gradually shift the portfolio to more of these investments and expect that this should bode well for a return to the Fund’s historically strong performance levels. We hold 50 positions, representing 33 industry groups. We continue to invest in companies of all market capitalizations and our largest areas of concentration are technology, retail and transportation.

During the quarter we purchased shares of Lennox International. We sold our positions in Heartland Express, Kohl’s and Sealed Air.

Hawaiian Electric Industries, Inc., one of our larger holdings, is the dominant electric utility in Hawaii. The company also owns American Savings Bank, the second largest bank in Hawaii, which contributes roughly one third of earnings. Earnings declined as years of strong economic growth in Hawaii spurred high demand for electricity that outstripped the company’s infrastructure, leading to elevated operating and maintenance costs. Bank earnings declined during the financial crisis, although conservative management cushioned the blow significantly compared to most banks. Earnings growth has resumed as rate increases now cover some of the increased utility operating costs. Further relief should come in 2012 and beyond due to an improved rate adjustment mechanism that encourages conservation and as new generating capacity comes online and earns double-digit returns on investment. The bank is also showing improved performance as the resilient Hawaiian economy outperforms the mainland. We expect earnings to grow from estimates of $1.43 per share in 2011 to $2.35 per share or more over the next 3 to 5 years. We believe the stock is a compelling value at less than 11 times normalized earnings and with a current dividend yield close to 5%.

Miscellaneous

You can sign up for E-mail Alerts on our website at www.meridianfund.com. When you sign up for E-mail Alerts you will receive notification of news items, shareholder reports, SEC filings and other information regarding the Meridian Funds.

The Meridian Funds are no-load and there are no transaction fees or commissions charged when you purchase shares directly through our transfer agent, BNY Mellon Investment Servicing (US) Inc. This is a very cost-effective way to purchase shares of the Meridian Funds if you do not need the services of a broker-dealer or if you make multiple purchases.

The information provided in this report should not be considered investment advice or a recommendation to purchase or sell any particular security. There is no assurance that any securities discussed herein will remain in a particular Fund’s portfolio at the time you receive this report or that securities sold have not been repurchased. Securities discussed are presented as illustrations of companies that fit a particular Fund’s investment strategy and do not represent a Fund’s entire portfolio and in the aggregate may represent only a small percentage of a Fund’s portfolio holdings. It should not be assumed that any of the securities transactions or holdings discussed were or will prove to be profitable, or that investment decisions Fund management makes in the future will be profitable or will equal the investment performance of the securities discussed herein. Management’s views presented herein and any discussion of a particular Fund’s portfolio holdings or performance are as of December 31, 2011 and are subject to change without notice.

Meridian Equity Income Fund

Summary of Portfolio Holdings

December 31, 2011 (Unaudited)

Portfolio Holdings by Category (% of total net assets)

Media	3.2%	$1,048,524
Banking-Commercial	1.7	569,472
Consumer Products-Household	1.7	562,734
Hypermarkets & Super Centers	1.7	556,664
Industrial Conglomerates	1.7	555,210
Energy	1.7	553,280
Soft Drinks	1.7	550,664
Industrial Machinery	1.6	541,513
Health Care Technology	1.6	539,325
Home Improvement Retail	1.6	538,112
Software & Services	1.6	537,372
Chemicals-Specialty	1.6	535,190
Oil & Gas-Storage & Transportation	1.6	535,050
Leisure & Amusement	1.6	532,032
Insurance-Multi-Line	1.6	529,013
Health Care Products	1.6	528,562
Air Freight & Logistics	1.6	528,066
Media-Broadcasting & Cable TV	1.6	527,631
Semiconductors	1.6	527,472
Household-Home Furnishings	1.6	525,888
Aerospace & Defense	1.6	525,850
Distribution & Wholesale	1.6	525,402
Insurance Brokers	1.6	524,770
Data Processing & Outsourced Services	1.6	523,914
Food & Meats-Packaged	1.6	523,040
Brewers	1.6	522,480
Independent Power Producers & Energy	1.6	519,677
REITs-Diversified	1.6	519,355
Semiconductor Equipment Manufacturing	1.6	517,964
Insurance-Property & Casualty	1.6	517,559
Pharmaceuticals	1.6	517,098
Electronic Equipment Manufacturing	1.6	515,376

Meridian Equity Income Fund

Summary of Portfolio Holdings (continued)

December 31, 2011 (Unaudited)

Paper & Forest Products	1.6%	$515,040
Apparel Retail	1.6	514,585
Food Retail	1.6	513,376
Chemicals-Diversified	1.6	512,736
Diversified Financial Services	1.6	511,885
Health Care Equipment & Supplies	1.6	511,128
Telecommunication Services-Integrated	1.6	510,451
Metal & Glass Containers	1.6	510,160
Retail-Drug Store	1.6	509,124
Restaurants	1.5	508,172
Construction & Engineering	1.5	506,736
Environmental Facilities & Services	1.5	506,678
Steel	1.5	506,496
Food Distributors	1.5	504,476
Paper & Packaging	1.5	504,288
Tobacco	1.5	503,253
Asset Management & Custody Banks	1.5	502,980
Office Supplies	1.5	501,429
Electric Utilities	1.5	497,198
Railroads	1.5	495,448
Commercial Printing	1.5	493,723
Computer Hardware	1.5	493,148
Banking-Regional Banks	1.5	492,063
Retail	1.5	491,213
Diversified Capital Markets	1.5	490,158
Office Services & Supplies	1.5	483,894
Electrical Components & Equipment	1.4	461,241
Cash & Other Assets, Less Liabilities	5.3	1,742,638

	100.0%	$32,867,976

Meridian Growth Fund

Summary of Portfolio Holdings

December 31, 2011 (Unaudited)

Portfolio Holdings by Category (% of total net assets)

Retail	16.4%	$402,035,472
Tech-Software	10.4	254,670,475
Technology	6.1	149,086,466
Energy	5.6	138,037,998
Banking-Commercial	4.8	118,369,931
Brokerage & Money Management	4.2	102,809,913
Restaurants	4.1	101,259,085
U.S. Government Obligations	4.1	99,996,850
Industrial Conglomerates	3.6	88,976,355
Insurance Brokers	3.5	85,113,120
Industrial Services	3.3	79,832,908
Health Care Products	3.1	76,126,616
Distribution & Wholesale	2.8	67,855,702
Cellular Communications	2.6	63,473,400
Building Products	2.6	63,419,778
Flooring & Carpets	2.6	62,597,115
Chemicals-Specialty	2.5	61,500,451
Consumer Services	2.3	57,398,037
Electronic Equipment Manufacturing	2.1	50,688,400
Air Freight & Logistics	2.0	48,500,736
Leisure & Amusement	1.9	47,565,831
Real Estate Management & Services	1.7	42,428,676
Health Care Technology	1.6	38,795,536
Trucking	1.6	38,570,906
Furniture & Fixtures	1.4	33,735,825
Health Care Information Services	1.3	31,192,175
Automotive Wholesale Services	0.5	13,552,870
Cash & Other Assets, Less Liabilities	1.3	32,436,643

	100.0%	$2,450,027,270

Meridian Value Fund

Summary of Portfolio Holdings

December 31, 2011 (Unaudited)

Portfolio Holdings by Category (% of total net assets)

Leisure & Amusement	8.1%	$58,260,958
Diversified Financial Services	7.8	55,773,497
Technology	6.1	44,236,866
Railroads	5.5	39,554,988
Energy	5.2	37,661,228
Retail	4.9	35,036,212
Industrial	3.8	27,000,127
Industrial Products	3.7	26,748,818
Industrial Services	3.6	25,586,070
Automotive Wholesale Services	3.3	23,411,264
Utilities	3.0	21,673,218
Consulting Services	2.9	20,853,742
Tech-Software	2.9	20,821,380
Household Appliances	2.8	20,380,724
Business Services	2.8	20,224,610
Banking	2.6	18,834,504
Transportation	2.6	18,813,938
Insurance Brokers	2.5	18,115,720
Office Services & Supplies	2.2	15,839,818
Agriculture	2.2	15,632,617
U.S. Government Obligations	1.7	11,999,622
Storage	1.6	11,557,048
Brokerage & Money Management	1.5	11,119,325
Banking-Commercial	1.5	11,054,063
Pharmaceuticals	1.5	10,974,096
REITs-Diversified	1.5	10,895,031
Semiconductors	1.4	10,339,288
Home Improvement Retail	1.4	10,060,729
Metals	1.3	9,385,564
Aerospace & Defense	1.1	8,176,031
Environmental Facilities & Services	1.0	7,333,582
Air Freight & Logistics	1.0	7,177,929
Health Care Services	1.0	7,030,499
Restaurants	0.7	5,296,336
Cash & Other Assets, Less Liabilities	3.3	24,176,511

	100.0%	$721,035,953

Meridian Fund, Inc.

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period July 1, 2011 to December 31, 2011

We believe it is important for you to understand the impact of fees and expenses on your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, which generally include costs for portfolio management and administrative services, and other Fund expenses. Operating expenses, which are deducted from a Fund’s gross income, directly reduce the investment return of the portfolio. A Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period and assume reinvestment of all dividends and distributions.

	Beginning Account Value 7/1/11	Ending Account Value 12/31/11	Expense Ratio(1)		Expenses Paid During Period(2)
Actual Fund Return
(See explanation below)
Meridian Equity Income Fund	$1,000.00	$983.70	1.25	%(4)	$6.20
Meridian Growth Fund	$1,000.00	$946.50	0.83%		$4.04
Meridian Value Fund	$1,000.00	$953.40	1.14%		$5.57
Hypothetical 5% Return(3)
(See explanation below)
Meridian Equity Income Fund	$1,000.00	$1,018.75	1.25	%(4)	$6.31
Meridian Growth Fund	$1,000.00	$1,020.85	0.83%		$4.19
Meridian Value Fund	$1,000.00	$1,019.30	1.14%		$5.76

(1)	Annualized, based on the Fund’s most recent fiscal half-year expenses.
(2)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, then divided by 366.
(3)	Before expenses.
(4)	See note 2 to Financial Statements.

Meridian Fund, Inc.

Disclosure of Fund Expenses (Unaudited) (continued)

For the Six Month Period July 1, 2011 to December 31, 2011

The table above illustrates your Fund’s costs in two ways:

Actual Fund Return: This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, the third column shows the period’s annualized expense ratio, and the last column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period. You may use the information here, together with your account value, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period.”

Hypothetical 5% Return: This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. You can assess your Fund’s costs by comparing this 5% Return hypothetical example with the 5% Return hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as short-term redemption and exchange fees or sales and service charges you may pay third party broker/dealers. Had these transactional costs been included, your costs would have been higher. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Meridian Equity Income Fund

Schedule of Investments

December 31, 2011 (Unaudited)

	Shares	Value

COMMON STOCKS - 94.7%

AEROSPACE & DEFENSE - 1.6%
Lockheed Martin Corp.	6,500	$525,850

AIR FREIGHT & LOGISTICS - 1.6%
United Parcel Service, Inc. Class B	7,215	528,066

APPAREL RETAIL - 1.6%
American Eagle Outfitters, Inc.	33,655	514,585

ASSET MANAGEMENT & CUSTODY BANKS - 1.5%
Federated Investors, Inc. Class B	33,200	502,980

BANKING-COMMERCIAL - 1.7%
Bank of Hawaii Corp.	12,800	569,472

BANKING-REGIONAL BANKS - 1.5%
Cullen/Frost Bankers, Inc.	9,300	492,063

BREWERS - 1.6%
Molson Coors Brewing Co. Class B	12,000	522,480

CHEMICALS-DIVERSIFIED - 1.6%
EI du Pont de Nemours & Co.	11,200	512,736

CHEMICALS-SPECIALTY - 1.6%
RPM International, Inc.	21,800	535,190

COMMERCIAL PRINTING - 1.5%
R. R. Donnelley & Sons Co.	34,215	493,723

	Shares	Value

COMPUTER HARDWARE - 1.5%
Diebold, Inc.	16,400	$493,148

CONSTRUCTION & ENGINEERING - 1.5%
Mine Safety Appliances Co.	15,300	506,736

CONSUMER PRODUCTS-HOUSEHOLD - 1.7%
Kimberly-Clark Corp.	7,650	562,734

DATA PROCESSING & OUTSOURCED SERVICES - 1.6%
Paychex, Inc.	17,400	523,914

DISTRIBUTION & WHOLESALE - 1.6%
Genuine Parts Co.	8,585	525,402

DIVERSIFIED CAPITAL MARKETS - 1.5%
NYSE Euronext	18,780	490,158

DIVERSIFIED FINANCIAL SERVICES - 1.6%
Broadridge Financial Solutions, Inc.	22,700	511,885

ELECTRIC UTILITIES - 1.5%
PPL Corp.	16,900	497,198

ELECTRICAL COMPONENTS & EQUIPMENT - 1.4%
Emerson Electric Co.	9,900	461,241

ELECTRONIC EQUIPMENT MANUFACTURING - 1.6%
Molex, Inc.	21,600	515,376

ENERGY - 1.7%
Chevron Corp.	5,200	553,280

ENVIRONMENTAL FACILITIES & SERVICES - 1.5%
Waste Management, Inc.	15,490	506,678

The accompanying notes are an integral part of the financial statements.

Meridian Equity Income Fund

Schedule of Investments (continued)

December 31, 2011 (Unaudited)

	Shares	Value

COMMON STOCKS (continued)

FOOD DISTRIBUTORS - 1.5%
SYSCO Corp.	17,200	$504,476

FOOD & MEATS-PACKAGED - 1.6%
Kraft Foods, Inc. Class A	14,000	523,040

FOOD RETAIL - 1.6%
Safeway, Inc.	24,400	513,376

HEALTH CARE EQUIPMENT & SUPPLIES - 1.6%
Hillenbrand, Inc.	22,900	511,128

HEALTH CARE PRODUCTS - 1.6%
Abbott Laboratories	9,400	528,562

HEALTH CARE TECHNOLOGY - 1.6%
Medtronic, Inc.	14,100	539,325

HOME IMPROVEMENT RETAIL - 1.6%
Home Depot, Inc. (The)	12,800	538,112

HOUSEHOLD-HOME FURNISHINGS - 1.6%
Leggett & Platt, Inc.	22,825	525,888

HYPERMARKETS & SUPER CENTERS - 1.7%
Wal-Mart Stores, Inc.	9,315	556,664

INDEPENDENT POWER PRODUCERS & ENERGY - 1.6%
Constellation Energy Group, Inc.	13,100	519,677

INDUSTRIAL CONGLOMERATES - 1.7%
General Electric Co.	31,000	555,210

INDUSTRIAL MACHINERY - 1.6%
Eaton Corp.	12,440	541,513

	Shares	Value

INSURANCE BROKERS - 1.6%
Willis Group Holdings Plc (United Kingdom)	13,525	$$524,770

INSURANCE-MULTI-LINE - 1.6%
Allstate Corp. (The)	19,300	529,013

INSURANCE-PROPERTY & CASUALTY - 1.6%
Mercury General Corp.	11,345	517,559

LEISURE & AMUSEMENT - 1.6%
Carnival Corp.	16,300	532,032

MEDIA - 3.2%
Meredith Corp.	15,400	502,810
Time Warner, Inc.	15,100	545,714

		1,048,524

MEDIA-BROADCASTING & CABLE TV - 1.6%
Time Warner Cable, Inc.	8,300	527,631

METAL & GLASS CONTAINERS - 1.6%
Greif, Inc. Class A	11,200	510,160

OFFICE SUPPLIES - 1.5%
Staples, Inc.	36,100	501,429

OFFICE SERVICES & SUPPLIES - 1.5%
Pitney Bowes, Inc.	26,100	483,894

OIL & GAS-STORAGE & TRANSPORTATION -1.6%
Spectra Energy Corp.	17,400	535,050

PAPER & FOREST PRODUCTS - 1.6%
International Paper Co.	17,400	515,040

The accompanying notes are an integral part of the financial statements.

Meridian Equity Income Fund

Schedule of Investments (continued)

December 31, 2011 (Unaudited)

	Shares	Value

COMMON STOCKS (continued)

PAPER & PACKAGING - 1.5%
Sonoco Products Co.	15,300	$504,288

PHARMACEUTICALS - 1.6%
Johnson & Johnson	7,885	517,098

RAILROADS - 1.5%
Norfolk Southern Corp.	6,800	495,448

REITS-DIVERSIFIED - 1.6%
Kimco Realty Corp. REIT	31,980	519,355

RESTAURANTS - 1.5%
McDonald’s Corp.	5,065	508,172

RETAIL - 1.5%
Mattel, Inc.	17,695	491,213

RETAIL-DRUG STORE - 1.6%
Walgreen Co.	15,400	509,124

SEMICONDUCTORS - 1.6%
Microchip Technology, Inc.	14,400	527,472

SEMICONDUCTOR EQUIPMENT MANUFACTURING - 1.6%
KLA-Tencor Corp.	10,735	517,964

SOFT DRINKS - 1.7%
Coca-Cola Co. (The)	7,870	550,664

SOFTWARE & SERVICES - 1.6%
Microsoft Corp.	20,700	537,372

	Shares	Value

STEEL - 1.5%
Nucor Corp.	12,800	$506,496

TELECOMMUNICATION SERVICES-INTEGRATED - 1.6%
AT&T, Inc.	16,880	510,451

TOBACCO - 1.5%
Reynolds American, Inc.	12,150	503,253

TOTAL INVESTMENTS - 94.7% (Cost $29,153,185)		31,125,338

CASH AND OTHER ASSETS, LESS LIABILITIES - 5.3%		1,742,638

NET ASSETS - 100.0%		$32,867,976

REIT - Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

Meridian Growth Fund

Schedule of Investments

December 31, 2011 (Unaudited)

	Shares	Value

COMMON STOCKS - 94.6%

AIR FREIGHT & LOGISTICS - 2.0%
Expeditors International of Washington, Inc.	1,184,100	$48,500,736

AUTOMOTIVE WHOLESALE SERVICES - 0.5%
Copart, Inc.*	283,000	13,552,870

BANKING - COMMERCIAL - 4.8%
Bank of Hawaii Corp.	1,178,000	52,409,220
CVB Financial Corp.	1,361,200	13,652,836
East West Bancorp, Inc.	2,648,500	52,307,875

		118,369,931

BROKERAGE & MONEY MANAGEMENT - 4.2%
Affiliated Managers Group, Inc.*	508,000	48,742,600
LPL Investment Holdings, Inc.*	216,000	6,596,640
T. Rowe Price Group, Inc.	833,550	47,470,673

		102,809,913

BUILDING PRODUCTS - 2.6%
Valspar Corp.	1,627,400	63,419,778

CELLULAR COMMUNICATIONS - 2.6%
SBA Communications Corp. Class A*	1,477,500	63,473,400

CHEMICALS-SPECIALTY - 2.5%
RPM International, Inc.	2,505,110	61,500,451

CONSUMER SERVICES - 2.3%
Rollins, Inc.	2,583,170	57,398,037

DISTRIBUTION & WHOLESALE - 2.8%
United Stationers, Inc. .	902,100	29,372,376
Watsco, Inc.	586,100	38,483,326

		67,855,702

	Shares	Value

ELECTRONIC EQUIPMENT MANUFACTURING - 2.1%
AMETEK, Inc.	1,204,000	$50,688,400

ENERGY - 5.6%
Continental Resources, Inc.*	601,000	40,092,710
Core Laboratories NV (Netherlands)	232,900	26,538,955
FMC Technologies, Inc.*	575,960	30,082,391
Noble Energy, Inc.	437,800	41,323,942

		138,037,998

FLOORING & CARPETS - 2.6%
Mohawk Industries, Inc.*	1,045,900	62,597,115

FURNITURE & FIXTURES - 1.4%
Herman Miller, Inc.	1,828,500	33,735,825

HEALTH CARE INFORMATION SERVICES - 1.3%
Cerner Corp.*	509,260	31,192,175

HEALTH CARE PRODUCTS - 3.1%
DENTSPLY International, Inc.	1,446,300	50,606,037
Edwards Lifesciences Corp.*	360,970	25,520,579

		76,126,616

HEALTH CARE TECHNOLOGY - 1.6%
IDEXX Laboratories, Inc.*	504,100	38,795,536

INDUSTRIAL CONGLOMERATES - 3.6%
Cooper Industries Plc	548,800	29,717,520
Pall Corp.	1,036,900	59,258,835

		88,976,355

The accompanying notes are an integral part of the financial statements.

Meridian Growth Fund

Schedule of Investments (continued)

December 31, 2011 (Unaudited)

	Shares	Value

COMMON STOCKS (continued)

INDUSTRIAL SERVICES - 3.3%
Ritchie Bros. Auctioneers, Inc. (Canada)	1,095,600	$24,190,848
Waste Connections, Inc.	1,679,000	55,642,060

		79,832,908

INSURANCE BROKERS - 3.5%
Brown & Brown, Inc.	1,129,550	25,561,716
Willis Group Holdings Plc (United Kingdom)	1,534,830	59,551,404

		85,113,120

LEISURE & AMUSEMENT - 1.9%
Royal Caribbean Cruises, Ltd.	1,920,300	47,565,831

REAL ESTATE MANAGEMENT & SERVICES - 1.7%
Jones Lang LaSalle, Inc.	692,600	42,428,676

RESTAURANTS - 4.1%
Arcos Dorados Holdings, Inc. Class A (Argentina)	2,328,540	47,804,926
Cracker Barrel Old Country Store, Inc.	1,060,388	53,454,159

		101,259,085

RETAIL - 16.4%
Advance Auto Parts, Inc.	876,600	61,037,658
Bed Bath & Beyond, Inc.*	932,000	54,028,040
CarMax, Inc.*	1,789,350	54,539,388
Coach, Inc.	928,900	56,700,056
Family Dollar Stores, Inc.	1,037,700	59,833,782
Mattel, Inc.	2,082,700	57,815,752
PetSmart, Inc.	1,132,400	58,080,796

		402,035,472

TECHNOLOGY - 6.1%
Autodesk, Inc.*	1,064,900	32,298,417
Open Text Corp.* (Canada)	453,700	23,202,218
Trimble Navigation, Ltd.*	1,036,200	44,971,080

	Shares	Value

TECHNOLOGY (continued)
Zebra Technologies Corp. Class A*	1,358,713	$48,614,751

		149,086,466

TECHSOFTWARE - 10.4%
Advent Software, Inc.*	1,575,476	38,378,595
Blackbaud, Inc.	1,814,600	50,264,420
Citrix Systems, Inc.*	454,400	27,591,168
MICROS Systems, Inc.*.	800,700	37,296,606
Nuance Communications, Inc.*	907,400	22,830,184
Solera Holdings, Inc.	1,028,900	45,827,206
Teradata Corp.*	669,600	32,482,296

		254,670,475

TRUCKING - 1.6%
J.B. Hunt Transport Services, Inc.	855,800	38,570,906

TOTAL COMMON STOCKS - 94.6% (Cost $1,876,276,328)		2,317,593,777

U.S. GOVERNMENT OBLIGATIONS - 4.1%
U.S. Treasury Bill @ .021%** due 02/23/12 (Face Value $100,000,000)		99,996,850

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $99,996,850)		99,996,850

TOTAL INVESTMENTS - 98.7% (Cost $1,976,273,178)		2,417,590,627

CASH AND OTHER ASSETS, LESS LIABILITIES - 1.3%		32,436,643

NET ASSETS - 100.0%		$2,450,027,270

*	Non-income producing securities

**	Annualized yield at date of purchase

The accompanying notes are an integral part of the financial statements.

Meridian Value Fund

Schedule of Investments

December 31, 2011 (Unaudited)

	Shares	Value

COMMON STOCKS - 95.0%

AEROSPACE & DEFENSE - 1.1%
Orbital Sciences Corp.*.	562,700	$8,176,031

AGRICULTURE - 2.2%
Monsanto Co.	223,100	15,632,617

AIR FREIGHT & LOGISTICS - 1.0%
UTi Worldwide, Inc. .	540,100	7,177,929

AUTOMOTIVE WHOLESALE SERVICES - 3.3%
LKQ Corp.*	778,300	23,411,264

BANKING - 2.6%
Wells Fargo & Co.	683,400	18,834,504

BANKING-COMMERCIAL - 1.5%
CVB Financial Corp. .	1,102,100	11,054,063

BROKERAGE & MONEY MANAGEMENT - 1.5%
TD Ameritrade Holding Corp.	710,500	11,119,325

BUSINESS SERVICES - 2.8%
Cintas Corp.	581,000	20,224,610

CONSULTING SERVICES - 2.9%
Huron Consulting Group, Inc.*.	538,300	20,853,742

DIVERSIFIED FINANCIAL SERVICES - 7.8%
Broadridge Financial Solutions, Inc.	997,900	22,502,645
Equifax, Inc. .	444,000	17,200,560
Heartland Payment Systems, Inc.	659,700	16,070,292

		55,773,497

	Shares	Value

ENERGY - 5.2%
Apache Corp. .	77,500	$7,019,950
EOG Resources, Inc.	219,700	21,642,647
Ultra Petroleum Corp.*.	303,700	8,998,631

		37,661,228

ENVIRONMENTAL FACILITIES & SERVICES - 1.0%
Waste Management, Inc.	224,200	7,333,582

HEALTH CARE SERVICES - 1.0%
ICON Plc ADR* (Ireland)	410,900	7,030,499

HOME IMPROVEMENT RETAIL - 1.4%
Sherwin-Williams Co. (The)	112,700	10,060,729

HOUSEHOLD APPLIANCES - 2.8%
Stanley Black & Decker, Inc.	301,490	20,380,724

INDUSTRIAL - 3.8%
Aecon Group, Inc. (Canada)	633,600	6,627,456
Flowserve Corp.	125,300	12,444,796
Lennox International, Inc.	234,900	7,927,875

		27,000,127
INDUSTRIAL PRODUCTS - 3.7%
Cummins, Inc.	84,400	7,428,888
General Cable Corp.*	135,400	3,386,354
Lincoln Electric Holdings, Inc.	407,300	15,933,576

		26,748,818
INDUSTRIAL SERVICES - 3.6%
Ritchie Bros. Auctioneers, Inc. (Canada)	390,700	8,626,656
W.W. Grainger, Inc.	90,600	16,959,414

		25,586,070
INSURANCE BROKERS - 2.5%
Willis Group Holdings Plc (United Kingdom)	466,900	18,115,720

The accompanying notes are an integral part of the financial statements.

Meridian Value Fund

Schedule of Investments (continued)

December 31, 2011 (Unaudited)

	Shares	Value

COMMON STOCKS (continued)
LEISURE & AMUSEMENT - 8.1%
Bally Technologies, Inc.*	457,100	$18,082,876
Carnival Corp.	673,200	21,973,248
International Speedway Corp. Class A	337,100	8,545,485
Polaris Industries, Inc.	172,550	9,659,349

		58,260,958
METALS - 1.3%
Newmont Mining Corp. .	156,400	9,385,564

OFFICE SERVICES & SUPPLIES - 2.2%
Steelcase, Inc. Class A	2,123,300	15,839,818

PHARMACEUTICALS - 1.5%
BioMarin Pharmaceutical, Inc.*	319,200	10,974,096

RAILROADS - 5.5%
GATX Corp.	449,800	19,638,268
Union Pacific Corp.	188,000	19,916,720

		39,554,988
REITS-DIVERSIFIED - 1.5%
Host Hotels & Resorts, Inc. REIT	737,646	10,895,031

RESTAURANTS - 0.7%
Denny’s Corp.*	1,408,600	5,296,336

RETAIL - 4.9%
Costco Wholesale Corp.	216,100	18,005,452
Mattel, Inc. .	613,500	17,030,760

		35,036,212
SEMICONDUCTORS - 1.4%
Power Integrations, Inc.	311,800	10,339,288

STORAGE - 1.6%
Mobile Mini, Inc.*	662,295	11,557,048

TECHNOLOGY - 6.1%
Autodesk, Inc.*	551,200	16,717,896
eBay, Inc.*	307,800	9,335,574

	Shares	Value

TECHNOLOGY (continued)
Zebra Technologies Corp. Class A*	508,200	$18,183,396

		44,236,866

TECH-SOFTWARE - 2.9%
Citrix Systems, Inc.*	137,950	8,376,324
Compuware Corp.*	1,495,800	12,445,056

		20,821,380

TRANSPORTATION - 2.6%
Alexander & Baldwin, Inc.	460,900	18,813,938

UTILITIES - 3.0%
Hawaiian Electric Industries, Inc.	818,475	21,673,218

TOTAL COMMON STOCKS - 95.0% (Cost $571,773,973)		684,859,820

U.S. GOVERNMENT OBLIGATIONS - 1.7%
U.S. Treasury Bill @ .021%** due 02/23/12 (Face Value $12,000,000)		11,999,622

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $11,999,622)		11,999,622

TOTAL INVESTMENTS - 96.7% (Cost $583,773,595)		696,859,442

CASH AND OTHER ASSETS, LESS LIABILITIES - 3.3%		24,176,511

NET ASSETS - 100.0%		$721,035,953

ADR - American Depository Receipt

REIT - Real Estate Investment Trust

*	Non-income producing securities

**	Annualized yield at date of purchase

The accompanying notes are an integral part of the financial statements.

Meridian Fund, Inc.

Statements of Assets and Liabilities

December 31, 2011 (Unaudited)

	Equity Income Fund	Growth Fund	Value Fund
ASSETS

Investments (Cost $29,153,185, $1,976,273,178 and $583,773,595, respectively)	$31,125,338	$2,417,590,627	$696,859,442
Cash	1,700,753	27,851,985	22,594,008
Receivable for:
Capital shares purchased	50	3,005,738	24,815
Securities sold	124,337	7,912,644	2,794,474
Dividends	86,729	1,779,219	869,760
Interest	2	67	32
Prepaid expenses	35,731	28,110	9,004

TOTAL ASSETS	33,072,940	2,458,168,390	723,151,535

LIABILITIES

Payable for:
Capital shares sold.	194	2,809,716	917,547
Securities purchased	170,554	3,589,368	435,505
Accrued expenses:
Investment advisory fees	21,192	1,519,337	595,166
Other payables and accrued expenses	13,024	222,699	167,364

TOTAL LIABILITIES	204,964	8,141,120	2,115,582

NET ASSETS	$32,867,976	$2,450,027,270	$721,035,953

Capital shares issued and outstanding, par value $0.01 (500,000,000, 500,000,000 and 500,000,000 shares authorized, respectively)	3,216,850	58,853,128	25,673,656

Net asset value per share (offering and redemption price).	$10.22	$41.63	$28.08

Net Assets consist of:
Paid in capital	$35,565,328	$2,007,131,035	$815,673,209
Accumulated net realized gain (loss)	(4,852,194)	2,400,177	(209,126,674)
Net unrealized appreciation on investments	1,972,153	441,317,449	113,085,847
Undistributed (distributions in excess of) net investment income	182,689	(821,391)	1,403,571

	$32,867,976	$2,450,027,270	$721,035,953

The accompanying notes are an integral part of the financial statements.

Meridian Fund, Inc.

Statements of Operations

For the Six Months Ended December 31, 2011 (Unaudited)

	Equity Income Fund	Growth Fund	Value Fund
INVESTMENT INCOME

Dividends	$583,106	$12,283,413	$5,681,388
Foreign tax withholding	—	(62,087)	(22,996)
Interest	395	20,096	7,247

Total investment income	583,501	12,241,422	5,665,639

EXPENSES

Investment advisory fees	149,722	8,885,757	3,736,469
Custodian fees	7,022	145,337	44,203
Directors’ fees and expenses	887	43,490	13,508
Pricing fees	15,695	136,881	54,913
Professional fees	32,391	58,743	44,652
Registration and filing fees	17,934	28,504	20,613
Reports to shareholders	—	193,063	136,085
Transfer agent fees	6,787	296,605	205,364
Miscellaneous expenses	220	14,256	6,163

Total expenses	230,658	9,802,636	4,261,970
Fees waived by Adviser (Note 2)	(27,959)	—	—

Net expenses	202,699	9,802,636	4,261,970

Net investment income	380,802	2,438,786	1,403,669

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain on investments	775,879	33,069,999	18,518,554
Net change in unrealized appreciation/depreciation on investments	(1,841,021)	(182,966,214)	(65,538,109)

Net realized and unrealized loss on investments	(1,065,142)	(149,896,215)	(47,019,555)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(684,340)	$(147,457,429)	$(45,615,886)

The accompanying notes are an integral part of the financial statements.

Meridian Fund, Inc.

Statements of Changes in Net Assets

	Equity Income Fund		Growth Fund
	Six Months Ended December 31, 2011 (Unaudited)	Year Ended June 30, 2011	Six Months Ended December 31, 2011 (Unaudited)	Year Ended June 30, 2011
OPERATIONS

Net investment income	$380,802	$623,868	$2,438,786	$3,697,464
Net realized gain on investments	775,879	1,390,957	33,069,999	183,214,046
Net change in unrealized appreciation/depreciation on investments	(1,841,021)	4,992,670	(182,966,214)	431,052,677

Net increase (decrease) in net assets from operations	(684,340)	7,007,495	(147,457,429)	617,964,187

DISTRIBUTIONS TO SHAREHOLDERS

Distributions from ordinary income.	(666,723)	(617,600)	(3,952,962)	(3,004,679)
Distributions from net realized capital gains	—	—	(179,544,634)	(345,185)

Net distributions	(666,723)	(617,600)	(183,497,596)	(3,349,864)

CAPITAL SHARE TRANSACTIONS

Proceeds from sales of shares	476,670	4,344,602	292,311,926	944,903,617
Reinvestment of distributions	661,090	611,890	177,473,379	3,175,566
Redemption fees	388	218	103,569	237,068
Less: redemptions of shares	(2,562,707)	(639,833)	(303,988,406)	(386,114,353)

Increase (decrease) resulting from capital share transactions	(1,424,559)	4,316,877	165,900,468	562,201,898

Total increase (decrease) in net assets	(2,775,622)	10,706,772	(165,054,557)	1,176,816,221

NET ASSETS

Beginning of period	35,643,598	24,936,826	2,615,081,827	1,438,265,606

End of period	$32,867,976	$35,643,598	$2,450,027,270	$2,615,081,827

Undistributed (distributions in excess of) net investment income at end of period	$182,689	$468,610	$(821,391)	$692,785

The accompanying notes are an integral part of the financial statements.

Meridian Fund, Inc.

Statements of Changes in Net Assets

	Value Fund
	Six Months Ended December 31, 2011 (Unaudited)	Year Ended June 30, 2011
OPERATIONS

Net investment income	$1,403,669	$3,256,620
Net realized gain on investments	18,518,554	115,450,037
Net change in unrealized appreciation/depreciation on investments.	(65,538,109)	110,782,863

Net increase (decrease) in net assets from operations	(45,615,886)	229,489,520

DISTRIBUTIONS TO SHAREHOLDERS

Distributions from ordinary income	(3,256,481)	(2,508,893)

Net distributions	(3,256,481)	(2,508,893)

CAPITAL SHARE TRANSACTIONS

Proceeds from sales of shares	8,665,783	41,931,473
Reinvestment of distributions	3,188,213	2,443,388
Redemption fees	3,260	6,091
Less: redemptions of shares	(111,260,912)	(204,985,104)

Decrease resulting from capital share transactions	(99,403,656)	(160,604,152)

Total increase (decrease) in net assets	(148,276,023)	66,376,475

NET ASSETS

Beginning of period	869,311,976	802,935,501

End of period	$721,035,953	$869,311,976

Undistributed net investment income at end of period	$1,403,571	$3,256,383

The accompanying notes are an integral part of the financial statements.

Meridian Equity Income Fund

Financial Highlights

Selected data for each share of capital stock outstanding throughout each period

	For the Six Months Ended December 31, 2011 (Unaudited)		For the Fiscal Year Ended June 30,							For the fiscal period from January 31, 2005 through June 30, 2005+
			2011		2010	2009	2008	2007	2006
Net Asset Value — Beginning of Period	$10.61		$8.51		$6.88	$10.37	$13.14	$11.05	$10.10	$10.00

Income (Loss) from Investment Operations
Net Investment Income	0.12	[1]	0.20	[1]	0.19 [1]	0.22 [1]	0.24 [1]	0.18	0.15	0.06
Net Gains (Losses) on Investments (both realized and unrealized)	(0.30)		2.11		1.63	(2.96)	(2.25)	2.19	0.93	0.04

Total From Investment Operations	(0.18)		2.31		1.82	(2.74)	(2.01)	2.37	1.08	0.10

Less Distributions
Distributions from Net Investment Income	(0.21)		(0.21)		(0.19)	(0.22)	(0.22)	(0.17)	(0.12)	0.00
Distributions from Net Realized Capital Gains	0.00		0.00		0.00	(0.53)	(0.54)	(0.11)	(0.01)	0.00

Total Distributions	(0.21)		(0.21)		(0.19)	(0.75)	(0.76)	(0.28)	(0.13)	0.00

Net Asset Value — End of Period	$10.22		$10.61		$8.51	$6.88	$10.37	$13.14	$11.05	$10.10

Total Return	(1.63%	)[2]	27.30%		26.44%	(26.75% )	(15.84% )	21.61%	10.75%	1.00%	[2]

Ratios/Supplemental Data
Net Assets, End of Period (000’s)	$32,868		$35,644		$24,937	$20,719	$33,519	$43,188	$25,451	$8,412
Ratio of Expenses to Average Net Assets
Before fees waived	1.42%	[3]	1.25%		1.30%	1.43%	1.25% [5]	1.29%	1.67%	3.96%	[3]
After fees waived[6]	1.25%	[3]	1.25%	[4]	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	[3]
Ratio of Net Investment Income to Average Net Assets
After fees waived	2.35%	[3]	2.04%		2.27%	2.73%	2.02%	1.64%	1.80%	2.11%	[3]
Portfolio Turnover Rate	20%	[2]	29%		63%	49%	62%	37%	60%	25%	[2]

+	The Fund commenced investment operations on January 31, 2005.

[1]	Per share net investment income has been calculated using the average daily shares method.

[2]	Not Annualized.

[3]	Annualized.

[4]	Includes fees waived, which were less than 0.01%.

[5]	The Advisor recouped $4,849 during the fiscal year ended June 30, 2008, representing previously reimbursed expenses. Had such payment not been made, the expense ratio would have been 1.24%.

[6]	See note 2 to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Meridian Growth Fund

Financial Highlights

Selected data for each share of capital stock outstanding throughout each period

	For the Six Months Ended December 31, 2011 (Unaudited)		For the Fiscal Year Ended June 30,
			2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
Net Asset Value — Beginning of Period	$47.61		$33.94	$27.89	$33.60	$42.74	$38.54	$35.77	$35.38	$27.24	$28.10	$31.30

Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.04	[1]	0.08 [1]	0.08 [1]	0.15 [1]	0.05 [1]	0.04	(0.01)	(0.07)	(0.04)	(0.08)	(0.12)
Net Gains (Losses) on Investments (both realized and unrealized)	(2.68)		13.67	6.11	(4.68)	(5.56)	7.29	3.58	1.02	9.10	(0.11)	(0.24)

Total From Investment Operations	(2.64)		13.75	6.19	(4.53)	(5.51)	7.33	3.57	0.95	9.06	(0.19)	(0.36)

Less Distributions
Distributions from Net Investment Income	(0.07)		(0.07)	(0.12)	(0.09)	(0.05)	(0.01)	0.00	0.00	0.00	(0.06)	0.00
Distributions from Net Realized Capital Gains	(3.27)		(0.01)	0.00	(1.09)	(3.58)	(3.12)	(0.80)	(0.56)	(0.92)	(0.61)	(2.84)
Distributions from Paid in Capital Distribution	0.00		0.00	(0.02)	(0.00)[2]	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Total Distributions	(3.34)		(0.08)	(0.14)	(1.18)	(3.63)	(3.13)	(0.80)	(0.56)	(0.92)	(0.67)	(2.84)

Net Asset Value — End of Period	$41.63		$47.61	$33.94	$27.89	$33.60	$42.74	$38.54	$35.77	$35.38	$27.24	$28.10

Total Return	(5.35%	)[3]	40.51%	22.18%	(13.01% )	(13.80% )	19.69%	10.08%	2.65%	33.65%	(0.20% )	0.42%

Ratios/Supplemental Data
Net Assets, End of Period (000’s)	$2,450,027		$2,615,082	$1,438,266	$1,197,656	$1,516,015	$2,066,750	$1,689,374	$1,693,564	$1,273,302	$448,393	$310,659
Ratio of Expenses to Average Net Assets	0.83%	[4]	0.81%	0.84%	0.86%	0.84%	0.84%	0.85%	0.86%	0.88%	0.95%	1.02%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.21%	[4]	0.18%	0.24%	0.52%	0.13%	0.11%	(0.03% )	(0.21% )	(0.21% )	(0.47% )	(0.62% )
Portfolio Turnover Rate	12%	[3]	26%	37%	35%	39%	40%	29%	32%	19%	27%	26%

[1]	Per share net investment income (loss) has been calculated using the average daily shares method.

[2]	Distribution includes a return of capital that rounds to less than $.01 per share.

[3]	Not Annualized.

[4]	Annualized.

The accompanying notes are an integral part of the financial statements.

Meridian Value Fund

Financial Highlights

Selected data for each share of capital stock outstanding throughout each period

	For the Six Months Ended December 31, 2011 (Unaudited)		For the Fiscal Year Ended June 30,
			2011	2010	2009	2008	2007	2006	2005	2004	2003		2002
Net Asset Value — Beginning of Period	$29.59		$22.80	$20.53	$29.43	$38.79	$36.14	$38.11	$40.35	$31.65	$30.34		$30.98

Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.05	[1]	0.10 [1]	0.07 [1]	0.22 [1]	0.15 [1]	0.41	0.18	0.19	0.00	(0.03)		(0.05)
Net Gains (Losses) on Investments (both realized and unrealized)	(1.43)		6.77	2.45	(7.80)	(3.12)	7.74	2.45	2.96	8.70	1.34		(0.51)

Total From Investment Operations.	(1.38)		6.87	2.52	(7.58)	(2.97)	8.15	2.63	3.15	8.70	1.31		(0.56)

Less Distributions
Distributions from Net Investment Income .	(0.13)		(0.08)	(0.25)	0.00	(0.35)	(0.41)	(0.32)	(0.28)	0.00	0.00		(0.04)
Distributions from Net Realized Capital Gains	0.00		0.00	0.00	(1.32)	(6.04)	(5.09)	(4.28)	(5.11)	0.00	0.00		(0.04)

Total Distributions	(0.13)		(0.08)	(0.25)	(1.32)	(6.39)	(5.50)	(4.60)	(5.39)	0.00	0.00		(0.08)

Net Asset Value — End of Period	$28.08		$29.59	$22.80	$20.53	$29.43	$38.79	$36.14	$38.11	$40.35	$31.65		$30.34

Total Return	(4.66%	)[2]	30.13%	12.20%	(25.72% )	(8.82% )	23.90%	7.35%	8.00%	27.49%	4.32%		(1.78% )

Ratios/Supplemental Data
Net Assets, End of Period (000’s)	$721,036		$869,312	$802,936	$831,572	$1,319,186	$1,819,440	$1,686,874	$2,271,478	$2,226,590	$1,456,552		$1,297,207
Ratio of Expenses to Average Net Assets	1.14%	[3]	1.09%	1.09%	1.12%	1.09%	1.08%	1.09%	1.08%	1.09%	1.11%		1.12%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.38%	[3]	0.37%	0.27%	0.97%	0.44%	0.59%	0.49%	0.48%	0.01%	(0.12%	)	(0.22% )
Portfolio Turnover Rate	10%	[2]	38%	45%	87%	61%	75%	58%	59%	81%	60%		54%

[1]	Per share net investment income (loss) has been calculated using the average daily shares method.

[2]	Not Annualized.

[3]	Annualized.

The accompanying notes are an integral part of the financial statements.

Meridian Fund, Inc.

Notes to Financial Statements

For the Six Months Ended December 31, 2011 (Unaudited)

1.	Organization and Significant Accounting Policies: Meridian Fund, Inc. (the “Meridian Funds”) is comprised of the Meridian Equity Income Fund (the “Equity Income Fund”), the Meridian Growth Fund (the “Growth Fund”) and the Meridian Value Fund (the “Value Fund”). The Equity Income Fund, the Growth Fund and the Value Fund (each a “Fund” and collectively, the “Funds”) are registered under the Investment Company Act of 1940, as no-load, diversified, open-end management investment companies. The Equity Income Fund began operations and was registered on January 31, 2005. The Growth Fund began operations and was registered on August 1, 1984. The Value Fund began operations on February 10, 1994 and was registered on February 7, 1994.

The primary investment objective of the Equity Income Fund is to seek long-term growth of capital along with income as a component of total return.

The primary investment objective of the Growth Fund is to seek long-term growth of capital.

The primary investment objective of the Value Fund is to seek long-term growth of capital.

The following is a summary of significant accounting policies for all of the Funds:

a.	Investment Valuations: Marketable securities are valued at the closing price or last sales price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the last reported bid price. Securities and other assets for which reliable market quotations are not readily available or for which a significant event has occurred since the time of the most recent market quotation, will be valued at their fair value as determined by Aster Investment Management Company, Inc. (the “Adviser”) under the guidelines established by, and under the general supervision and responsibility of, the Funds’ Board of Directors (the “Board”). Short-term debt securities with original or remaining maturities in excess of 60 days are valued at the mean of their quoted bid and asked prices. Short-term debt securities with 60 days or less to maturity are valued at amortized cost which approximates fair market value.

b.	Federal Income Taxes: It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of their taxable income to their shareholders; therefore, no federal income tax provision is required.

c.	Security Transactions: Security transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses on security transactions are determined on the basis of specific identification for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is accrued daily.

d.	Cash and Cash Equivalents: All highly liquid investments with an original maturity of three months or less are considered to be cash equivalents. Available funds are automatically swept into a Cash Reserve account, which preserves capital with a consistently competitive rate of return. Interest accrues daily and is credited by the third business day of the following month.

e.	Expenses: Expenses arising in connection with a Fund are charged directly to that Fund. Expenses common to the Funds are generally allocated to each Fund in proportion to their relative net assets.

Meridian Fund, Inc.

Notes to Financial Statements (continued)

For the Six Months Ended December 31, 2011 (Unaudited)

f.	Use of Estimates: The preparation of financial statements in accordance with accounting principals generally accepted in the U.S. (“GAAP”) requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and revenue and expenses at the date of the financial statements. Actual amounts could differ from those estimates.

g.	Distributions to Shareholders: The Funds record distributions to shareholders on the ex-dividend date. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Distributions which exceed net investment income and net realized capital gains are reported as distributions in excess of net investment income or distributions in excess of net realized capital gains for financial reporting purposes but not for tax purposes. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

h.	Guarantees and Indemnification: Under the Funds’ organizational documents, its Officers and Directors are indemnified against certain liability arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

i.	Fair Value Measurements: As described in Note 1.a. above, the Funds utilize various methods to determine and measure the fair value of investment securities on a recurring basis. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 - quoted prices in active markets for identical securities;

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

Level 3 - significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

Meridian Fund, Inc.

Notes to Financial Statements (continued)

For the Six Months Ended December 31, 2011 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The summary of inputs used to value the Funds’ securities as of December 31, 2011 is as follows:

Valuation Inputs	Equity Income Fund	Growth Fund	Value Fund
Level 1 - Quoted Prices*	$31,125,338	$2,317,593,777	$684,859,820
Level 2 - Other Significant Observable Inputs**	—	99,996,850	11,999,622
Level 3 - Significant Unobservable Inputs	—	—	—

Total Market Value of Investments	$31,125,338	$2,417,590,627	$696,859,442

*	Level 1 investments are comprised of common stock with industry classifications as defined on the Schedule of Investments.

**	Level 2 investments are limited to U.S. Treasury Securities.

During the six months ended December 31, 2011 there were no reportable transfers between levels requiring disclosure in conformity with Financial Accounting Standards Board Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.”

In May 2011 the Financial Accounting Standards Board issued ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)”. ASU No. 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

2.	Related Parties: The Funds have entered into management agreements with the Adviser. Certain Officers and/or Directors of the Funds are also Officers and/or Directors of the Adviser. Beneficial ownership in the Funds by Richard F. Aster, Jr., President, as of December 31, 2011 were as follows:

Equity Income Fund	71.52%
Growth Fund	0.98%
Value Fund	2.89%

The Adviser receives from the Equity Income Fund, as compensation for its services, an annual fee of 1% of the first $10,000,000 of the Equity Income Fund’s net assets, 0.90% of the next $20,000,000 of the Equity Income Fund’s net assets, 0.80% of the next $20,000,000 of the Equity Income Fund’s net assets and 0.70% of the Equity Income Fund’s net assets in excess of $50,000,000. The fee is paid monthly in arrears and calculated based on that month’s daily average net assets.

Meridian Fund, Inc.

Notes to Financial Statements (continued)

For the Six Months Ended December 31, 2011 (Unaudited)

The Adviser receives from the Growth Fund, as compensation for its services, an annual fee of 1% of the first $50,000,000 of the Growth Fund’s net assets and 0.75% of the Growth Fund’s net assets in excess of $50,000,000. The fee is paid monthly in arrears and calculated based on that month’s daily average net assets.

The Adviser receives from the Value Fund, as compensation for its services, an annual fee of 1% of the Value Fund’s net assets. The fee is paid monthly in arrears and calculated based on that month’s daily average net assets.

The Adviser voluntarily agreed to waive its fee and reimburse expenses, to the extent that total annual operating expenses for the Equity Income Fund exceeds 1.25%. The Investment Adviser has voluntarily agreed to limit the operating expenses of the Growth and Value Funds to 2.50%. With respect to these limits, the Adviser waived fees in the amount of $27,959 for the Equity Income Fund but did not waive fees for the Growth and Value Funds, during the six months ended December 31, 2011.

For a period not to exceed three years from the date on which a waiver or reimbursement of expenses in excess of the expense limitation is made by the Adviser, the Equity Income Fund will carry forward, and may repay the Adviser such amounts; provided the Fund is able to effect such reimbursement and maintain the expense limitation.

At December 31, 2011, the balance of carried forward recoupable expenses along with the year of expiration for the Equity Income Fund was:

Amount	Expiration
$44,638	2012
12,855	2013
1,193	2014
27,959	2015

Subject to the approval of the Board, the Fund will repay the Adviser the amount of its reimbursement for the Equity Income Fund for up to three years following the reimbursement to the extent the Equity Income Fund’s expenses drop below 1.25%, after giving effect to repayment by the Fund. Either the Fund or the Adviser can modify or terminate this arrangement at any time.

Meridian Fund, Inc.

Notes to Financial Statements (continued)

For the Six Months Ended December 31, 2011 (Unaudited)

3.	Capital Shares Transactions: Transactions in capital shares for the six months ended December 31, 2011 and the fiscal year ended June 30, 2011 were as follows:

	Equity Income Fund
	December 31,	June 30,
	2011	2011
Increase in Fund shares:
Shares sold	48,265	430,560
Shares issued from reinvestment of distributions	66,844	62,694

	115,109	493,254
Shares redeemed	(256,281)	(64,601)

Net increase (decrease)	(141,172)	428,653

	Growth Fund
	December 31,	June 30,
	2011	2011
Increase in Fund shares:
Shares sold	6,772,874	21,278,458
Shares issued from reinvestment of distributions	4,380,978	72,106

	11,153,852	21,350,564
Shares redeemed	(7,232,717)	(8,799,381)

Net increase	3,921,135	12,551,183

	Value Fund
	December 31,	June 30,
	2011	2011
Increase in Fund shares:
Shares sold	319,094	1,509,297
Shares issued from reinvestment of distributions	117,473	86,096

	436,567	1,595,393
Shares redeemed	(4,139,678)	(7,430,764)

Net decrease	(3,703,111)	(5,835,371)

Meridian Fund, Inc.

Notes to Financial Statements (continued)

For the Six Months Ended December 31, 2011 (Unaudited)

4.	Compensation of Directors and Officers: Directors and Officers of the Funds who are Directors and/or Officers of the Adviser receive no compensation from the Funds. For the six months ended December 31, 2011, Directors of the Funds who are not interested persons, as defined in the Investment Company Act of 1940, receive compensation in the amount of $13,000 per year, to be paid after the annual October meeting of the Board, and that, upon the election of each Independent Director, a portion of such compensation could be invested in any of the Meridian Funds, at each Independent Director’s discretion.

5.	Investment Transactions: The cost of investments purchased and the proceeds from sales of investments, excluding short-term securities and U.S. government obligations, for the six months ended December 31, 2011, were as follows:

	Purchases	Proceeds from Sales
Equity Income Fund	$6,272,667	$7,862,335
Growth Fund	263,306,126	280,310,469
Value Fund	69,895,189	167,645,949

6.	Distribution Information: Income and long-term capital gains distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. The tax character of distributions made during the fiscal year ended June 30, 2011 is as follows:

	2011 Taxable Distributions
	Ordinary Income	Net Long-Term Capital Gain	Total Distributions
Equity Income Fund	$617,600	$—	$617,600
Growth Fund	3,004,679	345,185	3,349,864
Value Fund	2,508,893	—	2,508,893

7.	Federal Income Taxes Information: Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (tax years ended June 30, 2008-2011), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

The aggregate cost of investments, unrealized appreciation and depreciation which are book figures that approximate federal income tax basis, at December 31, 2011 were as follows:

	Aggregate Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
Equity Income Fund	$29,153,185	$3,091,524	$(1,119,371)	$1,972,153
Growth Fund	1,976,273,178	472,338,409	(31,020,960)	441,317,449
Value Fund	583,773,595	142,194,522	(29,108,675)	113,085,847

Meridian Fund, Inc.

Notes to Financial Statements (continued)

For the Six Months Ended December 31, 2011 (Unaudited)

As of June 30, 2011 the Funds had capital loss carry forwards available to offset future realized capital gains through the indicated expiration dates:

	Amount	Expires
Equity Income Fund	$5,605,965	2018
Value Fund	225,567,072	2018

Under the Regulated Investment Company Modernization Act of 2010, the eight-year limit on the carry forward and use of capital losses was eliminated and capital losses incurred by the Funds after June 30, 2011 will not be subject to expiration. In addition, losses incurred after June 30, 2011 will retain their character as either a short-term or long-term capital loss on the first day of the next taxable year and must be utilized prior to the losses incurred in pre-enactment taxable years.

8.	Subsequent Events: Management evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and notes the following item:

Management is deeply saddened to announce the untimely passing on February 16, 2012 of Richard F. Aster, Jr., President of the Adviser and President, Director and portfolio manager of the Funds. The following members of the investment management team at the Adviser have assumed the management responsibilities for the Funds indicated below. Each of these individuals previously assisted in the management of the Funds.

Fund	Co-Portfolio Managers
Meridian Equity Income Fund®	James England James O’Connor

Meridian Growth Fund®	James England William Tao

Meridian Value Fund®	James England James O’Connor

Messrs. England, O’Connor and Tao have served as key members of the investment management team at the Adviser since 2001, 2004 and 2007, respectively. The background and experiences of each of the Portfolio Managers are described in the Funds’ Prospectus and Statement of Additional Information, as supplemented.

Meridian Fund, Inc.

Additional Information

For the Six Months Ended December 31, 2011 (Unaudited)

1.	Proxy Voting Record and Proxy Voting Policies and Procedures: A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities along with information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (i) without charge, upon request, by calling (800) 446-6662; (ii) on our website at http://www.meridianfund.com; and (iii) on the Securities and Exchange Commission (“SEC”) website at http://www.sec.gov.

2.	Information on Form N-Q: The Company files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Company’s Form N-Q is available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

Disclosure Regarding Approval of Investment Advisory

Agreements (unaudited)

The Directors of the Funds, including a majority of the Independent Directors, unanimously approved the continuance of the Investment Advisory Agreements between the Meridian Growth Fund, the Meridian Value Fund and the Meridian Equity Income Fund and the Adviser at a meeting held on October 5, 2011.

In preparation for the meeting, the Directors received and evaluated information supplied by the Adviser in response to a request letter addressed to Fund Management by counsel, at the Board of Directors’ request, which identified items that should be provided in order for the Directors to gain reasonable assurance that they have sufficiently considered all relevant and required information related to approval of the Advisory Agreements. The Directors examined and considered, among other items, performance and expense information of other retail and institutional investment companies with similar objectives, derived from data compiled by an independent third-party provider, as well as other information received from the Adviser periodically throughout the course of the year. The Independent Directors of the Funds also met in a private session at which no representatives of the Adviser were present prior to voting to approve the Advisory Agreements with respect to each of the Funds. In the process of making their determinations, the Directors considered factors they believed materially related to the selection of the Adviser, the approval of the fee structures and amounts paid under the Advisory Agreements. The Directors based their determinations on a comprehensive consideration of all information presented to, and/or requested by, them and such determinations were not disproportionately influenced by any single controlling factor. The Directors evaluated all information available to them for each of the series Funds, and their determinations were made separately in respect of each Fund. Some of the factors considered are discussed in more detail below.

The Directors considered the nature, extent and quality of the investment research and portfolio management functions of the Adviser and the resources dedicated by the Adviser and the resources expected to continue to be dedicated in performing services for the Funds. The Directors also considered the respective investment strategies of the Funds and noted favorably the Adviser’s demonstrated ability, over time, to achieve a competitive rate of return for long-term investors. The quality of other services, including the Adviser’s assistance in the coordination of the activities of the Funds relating to other service providers, fund administration and compliance programs also was considered. In addition, the Directors considered the consistency of the Funds’ service quality, in light of their on-going experience as Directors of the Funds. Based on the above factors, together with those referenced below, the Directors concluded that, in all material respects, they were satisfied with the nature, extent and quality of services provided, and expected to be provided, to the Funds under the Advisory Agreements.

At their regular meeting, the Directors reviewed the current and long-term performance of the Funds. The Directors noted that, while the Meridian Value Fund’s one- and three-year performance trailed the performance index comprising all retail and institutional funds within its investment category as determined by an independent third-party provider (“performance universe”) over the longer five- and ten-year periods the Meridian Value Fund outperformed its performance universe. The Directors also

Disclosure Regarding Approval of Investment Advisory Agreements (unaudited) (continued)

noted that the Meridian Equity Income Fund and the Meridian Growth Fund outperformed their respective performance universe over each of the applicable one-, three-, five- and ten-year time periods. In addition to the information reviewed by the Directors during their meeting, the Directors received detailed monthly performance reports for the Funds throughout the year. These reports present the Funds’ performance in comparison to both broad market and peer group indices. Based upon their review, the Directors concluded that the Adviser’s management of the Funds’ investment portfolios has resulted in consistently competitive performance overall and, in particular, solid returns for long-term investors.

The Directors considered the direct and indirect costs incurred by the Adviser in providing investment management services for the Funds. In light of the changes in assets under management for each Fund during relevant time periods, the Directors concluded that economies of scale currently being realized do not warrant the implementation of additional breakpoints for any of the Funds. While intending to monitor future growth in Fund assets, and to the extent that economies of scale are realized, the Directors believe that current advisory fee levels reflect an equitable sharing of benefits with shareholders.

The Directors also considered the profits being realized by the Adviser from its relationship with the Funds. The Directors, in exercising their business judgment, with consideration duly given to, among other things, the nature and quality of services provided, the consistently solid long-term performance of the Funds, investment industry practices and comparable funds’ average fee expense, determined using independent third party data, did not deem the profits the Adviser received from providing services to the Funds to be unreasonable. The Directors recognized that it is difficult to make comparisons of profitability from investment advisory contracts. This is because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the type of clients it advises, its business mix, and numerous assumptions regarding allocations and the adviser’s capital and management structure.

The Directors additionally considered certain benefits the Adviser realizes due to its relationship with the Funds. In particular, the Adviser has arrangements under which certain brokers may provide industry research to the Adviser’s portfolio managers through the use of a portion of the brokerage commissions generated from the Adviser’s trading activities on behalf of the Funds. Under this arrangement, the Directors believe that the Funds’ shareholders benefit as well from these research products paid for through broker commissions and soft dollar arrangements.

After an evaluation of the above-described factors, and based on their deliberations and analysis of the information provided and alternatives considered, the Directors, including all of the Independent Directors, unanimously approved the continuance of the Advisory Agreements.

MERIDIAN FUND, INC.

This report is submitted for

the information of shareholders of

Meridian Fund, Inc. It is not

authorized for distribution to

prospective investors unless

preceded or accompanied by an

effective prospectus.

Officers and Directors

JOHN EMRICH

MICHAEL S. ERICKSON

JAMES B. GLAVIN

RONALD ROTTER

MICHAEL STOLPER

Directors

GREGG B. KEELING

Chief Financial Officer

Treasurer, Secretary and

Chief Compliance Officer

Custodian

THE BANK OF NEW YORK MELLON

New York, New York

Transfer Agent and Disbursing Agent

BNY MELLON INVESTMENT SERVICING (US) INC.

King of Prussia, Pennsylvania

(800) 446-6662

Counsel

GOODWIN PROCTER LLP

Washington, D.C.

Independent Registered Public Accounting Firm

PRICEWATERHOUSECOOPERS LLP

San Francisco, California

MERIDIAN EQUITY INCOME FUND®

MERIDIAN GROWTH FUND®

MERIDIAN VALUE FUND®

SEMI-ANNUAL REPORT

60 E. Sir Francis Drake Blvd.

Wood Island, Suite 306

Larkspur, CA 94939

www.meridianfund.com

Telephone (800) 446-6662

December 31, 2011

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Meridian Fund, Inc.®

By (Signature and Title)*	/s/ Gregg B. Keeling
Gregg B. Keeling, Acting President, CFO & Treasurer
(principal executive officer and principal financial officer)

Date March 2, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gregg B. Keeling
Gregg B. Keeling, Acting President, CFO & Treasurer
(principal executive officer and principal financial officer)

Date March 2, 2012

*	Print the name and title of each signing officer under his or her signature.